Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	714,622,789	484,464,194	515,505,770
Common stock, shares outstanding	714,622,789	484,464,194	515,505,770
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,000,000	9,000,000	9,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0